SIGNIFICANT ACCOUNTING POLICIES - Summary of Changes in Warranty Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 538	$ 585
Warranty provision	546	9
Warranty claims settled	(92)	(56)
Balance at the end of the year	$ 992	$ 538